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[SECURITY BENEFIT LOGO]

September 13, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Security Varilife Separate Account
1940 Act Registration Number: 811-08276
1933 Act Registration Numbers: 033-73724 and 033-77322
CIK: 00009168812
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Security Varilife Separate Account, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report for the underlying management investment company.  This filing constitutes the filing of that report as required by Rule 30b2-1 under the Act.

The following semiannual report, which was mailed to contract owners, was filed with the Commission via EDGAR on the date indicate below and is incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Neuberger Berman Advisers Management Trust	0000736913	September 2, 2010
SBL Fund	0000217087	September 7, 2010

To the extent necessary, this filing is incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001